17A. Income taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Significant components of deferred tax assets
	December 31,
	2013	2012
Net operating loss carryforward	$21,492,311	$18,050,294
Amortization	(823,367)	(580,145)
Stock option compensation	5,841,333	904,334
Deferred compensation	1,563,754	883,794
Deferred state tax	(1,904,277)	(477,307)
Other	105,179	449,209
Valuation allowance	(26,274,933)	(19,230,179)
Net deferred tax asset	$–	$–

Summary of Operating Loss Carryforwards
	March 31,	December 31,
	2014	2013
Combined NOL Carryforwards:
Federal	$48,480,486	$47,728,300
California	$45,235,036	44,482,850

	December 31,
	2013	2012
Combined NOL Carryforwards:
Federal	$47,728,300	$40,240,679
California	44,482,850	36,995,229

Schedule of Effective Income Tax Rate Reconciliation
	2013			2012
Rate reconciliation:
Federal tax benefit at statutory rate	$(922,591)	(35.0%	)	$(2,578,121)	(35.0%	)
State tax, net of Federal benefit	(761,237)	28.9%		(782,767)	10.6%
Change in valuation allowance	7,044,754	(267.3%	)	5,495,845	(74.6%	)
Derivative accounting and other	(5,360,926)	273.4%		(2,134,957)	99.0%
Total provision	$–	–%		$–	–%